Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended		8 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2018	May 16, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Feb. 10, 2020	Aug. 07, 2018
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares						$ 25,000
Forfeiture of founder shares (in Shares)	750,000
Founder shares outstanding (in Shares)	5,000,000
Sponsor ,description		The Sponsor agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) subsequent to an initial business combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Amount agreed to pay the affiliate	$ 15,000										$ 15,000
Services fees			$ 45,000	$ 45,000	$ 75,000		$ 135,000	$ 135,000	$ 180,000
Accounts payable			81,907				81,907		0
Accrued expenses			$ 81,907				81,907		0
Aggregate principal amount		$ 300,000
Unsecured promissory note										$ 2,639,394
Proceeds from promissory notes related parties					$ 150,000		$ 1,799,587
Working capital loans									$ 1,200,000
Sale of price per share (in Dollars per share)									$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to founder, shares (in Shares)		5,750,000
Purchase price of founder shares		$ 25,000
Forfeiture of founder shares (in Shares)		750,000
Initial stockholders percentage		20.00%
Sponsor ,description		(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
UMB Capital Corporation [Member]
Related Party Transactions (Details) [Line Items]
Business combination not transfer, description		(i) 1,250,000 Founder Shares held by it prior to six months after the Closing and (ii) 3,750,000 Founder Shares held by it prior to the earlier of (x) 12 months after the Closing, (y) the date on which the last sales price of common stock exceeds $12.00, subject to adjustment as provided therein and (z) the date on which the Company completes a transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, the holders of shares of common stock received as consideration in the Business Combination agreed not to transfer any of such shares held by them prior to six months after the Closing (see Note 6).